Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues		$ 214,039	$ 365,975
Cost of revenue		(214,897)	(821,023)
Cost of revenue – idle capacity		(594,185)	(1,249,041)
GROSS LOSS		(595,043)	(1,704,089)
OPERATING EXPENSES
Selling expenses		(22,061)	(63,541)
Reverse form warranty liability		153,845
General and administrative expenses		(1,779,543)	(1,495,843)
Provision for credit losses		(23,132)	(141,639)
Research and development expenses		(17,719)	(56,904)
Total operating expenses		(1,688,610)	(1,757,927)
LOSS FROM OPERATIONS		(2,283,653)	(3,462,016)
OTHER (EXPENSES) INCOME
Interest income		47	2,245
Interest expense		(203,675)	(158,066)
Foreign currency exchange (loss) gains		(52,445)	9,731
Other expenses		(115,751)	(177,277)
TOTAL OTHER EXPENSES, NET		(371,824)	(323,367)
LOSS BEFORE INCOME TAX EXPENSE		(2,655,477)	(3,785,383)
INCOME TAX EXPENSE
NET LOSS		$ (2,655,477)	$ (3,785,383)
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic		$ (0.04)	$ (0.08)
Diluted		$ (0.04)	$ (0.08)
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic		62,194,221	45,000,000
Weighted Average Number of Shares Outstanding, Diluted		62,194,221	45,000,000
Common Class A [Member]
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic	[1]	$ (0.04)	$ (0.16)
Diluted	[1]	$ (0.04)	$ (0.16)
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic	[1]	56,416,784	39,222,563
Weighted Average Number of Shares Outstanding, Diluted	[1]	56,416,784	39,222,563
Common Class B [Member]
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic	[1]	$ (0.04)	$ (0.16)
Diluted	[1]	$ (0.04)	$ (0.16)
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic	[1]	5,777,437	5,777,437
Weighted Average Number of Shares Outstanding, Diluted	[1]	5,777,437	5,777,437

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.